Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,120	$ 1,120	$ 1,120
Less accumulated depreciation	(1,078)	(1,044)	(962)
Net property and equipment	$ 42	76	158
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 463	463
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Property, Plant and Equipment, Gross		$ 83	83
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years
Property, Plant and Equipment, Gross		$ 93	93
Scientific equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years
Property, Plant and Equipment, Gross		$ 481	$ 481